Accrued Expenses and Other Current Liabilities	6 Months Ended
Jun. 30, 2013
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Accrued Expenses and Other Current Liabilities

NOTE 6 — ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following (in millions):

	June 30, 2013	December 31, 2012
Product returns	$45.9	$46.0
Interest	13.3	13.2
Rebates, credits and discounts due to customers	13.1	10.3
Taxes payable	9.9	8.7
Insurance	7.9	9.2
Bonuses and profit sharing	4.8	5.7
Vacation pay	4.7	4.4
Salaries and wages	2.5	2.6
Professional fees	1.6	3.2
Restructuring reserves	1.6	2.2
Other	9.2	10.0

	$114.5	$115.5